UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-CSR relates solely to the Registrant’s PGIM Global Real Estate Fund (the “Fund”).

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	4/30/2018

Item 1 – Reports to Stockholders

PGIM GLOBAL REAL ESTATE FUND

(Formerly known as Prudential Global Real Estate Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment advisor. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Global Real Estate Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Global Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Real Estate Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Global Real Estate Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	0.69	–0.75	1.30	2.75	—
Class B	0.36	–0.73	1.56	2.62	—
Class C	0.47	3.43	1.77	2.63	—
Class R	0.59	4.82	2.25	N/A	3.97 (6/16/08)
Class Z	0.99	5.48	2.79	3.66	—
Class R2	–2.50**	N/A	N/A	N/A	N/A (12/27/17)
Class R4	–2.40**	N/A	N/A	N/A	N/A (12/27/17)
Class R6***	1.03	5.62	N/A	N/A	5.78 (8/23/13)
FTSE EPRA/NAREIT Developed Index
	1.33	4.12	3.06	3.00	—
S&P 500 Index
	3.82	13.26	12.95	9.01	—
Lipper Global Real Estate Funds Average
	1.84	5.46	3.48	3.41	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Since inception

***Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder services fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

FTSE EPRA/NAREIT Developed Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares are 4.65% and 6.46% for Class R6 shares.

PGIM Global Real Estate Fund	7

Your Fund’s Performance (continued)

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the US have performed. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares are 10.01% and 13.21% for Class R6 shares.

Lipper Global Real Estate Funds Average—The Lipper Global Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Global Real Estate Funds universe for the periods noted. Funds in the Lipper Average invest at least 25% but less than 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the US. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R shares are 4.93% and 6.75% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)
Welltower, Inc., REIT, Health Care REITs	3.0
AvalonBay Communities, Inc., REIT, Residential REITs	2.7
Sun Hung Kai Properties Ltd., Diversified Real Estate Activities	2.6
Sumitomo Realty & Development Co. Ltd., Diversified Real Estate Activities	2.4
Simon Property Group, Inc., REIT, Retail REITs	2.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)
Retail REITs	15.0
Residential REITs	13.0
Industrial REITs	12.4
Office REITs	11.6
Real Estate Operating Companies	10.5

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account

PGIM Global Real Estate Fund	9

Fees and Expenses (continued)

over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Real Estate Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,006.90	1.47%	$7.31
	Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35
Class B	Actual	$1,000.00	$1,003.60	2.21%	$10.98
	Hypothetical	$1,000.00	$1,013.84	2.21%	$11.04
Class C	Actual	$1,000.00	$1,004.70	1.94%	$9.64
	Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69
Class R	Actual	$1,000.00	$1,005.90	1.68%	$8.36
	Hypothetical	$1,000.00	$1,016.46	1.68%	$8.40
Class Z	Actual	$1,000.00	$1,009.90	0.98%	$4.88
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
Class R2	Actual**	$1,000.00	$975.00	1.30%	$4.36
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51
Class R4	Actual**	$1,000.00	$976.00	1.05%	$3.52
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
Class R6***	Actual	$1,000.00	$1,010.30	0.80%	$3.99
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 124 days in the period ended April 30,2018 due to the class’ inception date of December 27, 2017.

***Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 100.5%

COMMON STOCKS

Australia 5.9%
Charter Hall Office, REIT (Escrow Shares)*^	590,800	$—
Dexus, REIT	2,803,466	19,936,928
Goodman Group, REIT	6,132,437	41,722,155
GPT Group (The), REIT	3,925,865	14,235,581
Scentre Group, REIT	5,438,272	16,437,195
Stockland, REIT	9,498,869	29,526,294
Vicinity Centres, REIT	9,076,320	16,618,462

		138,476,615

Canada 2.2%
Boardwalk Real Estate Investment Trust, REIT	109,279	3,924,494
Canadian Apartment Properties, REIT	529,972	15,288,884
Chartwell Retirement Residences, UTS	1,213,213	13,994,069
First Capital Realty, Inc.	1,227,516	19,187,855

		52,395,302

France 3.8%
Carmila SA, REIT	313,818	9,521,205
Fonciere des Regions, REIT	81,541	9,119,420
Klepierre SA, REIT	510,044	20,875,446
Unibail-Rodamco SE, REIT	209,818	50,370,904

		89,886,975

Germany 4.9%
ADO Properties SA, 144A	238,514	13,111,136
Alstria Office REIT AG	798,389	12,011,106
LEG Immobilien AG	179,962	20,750,163
TLG Immobilien AG	438,192	12,606,237
VIB Vermoegen AG	300,037	7,705,985
Vonovia SE	996,945	49,951,723

		116,136,350

Hong Kong 8.3%
CK Asset Holdings Ltd.	1,300,973	11,231,256
Henderson Land Development Co. Ltd.	4,543,942	28,811,107
Hongkong Land Holdings Ltd.	574,937	4,155,208
Link REIT	5,322,375	47,039,838
New World Development Co. Ltd.	5,471,930	8,024,702
Sun Hung Kai Properties Ltd.	3,867,035	62,276,449

See Notes to Financial Statements.

PGIM Global Real Estate Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
Swire Properties Ltd.	4,049,626	$14,374,110
Wharf Real Estate Investment Co. Ltd.*	2,898,663	21,733,452

		197,646,122

Ireland 1.6%
Green REIT PLC	7,542,279	13,819,761
Hibernia REIT PLC	9,099,406	16,294,012
Irish Residential Properties REIT PLC	4,701,293	7,718,616

		37,832,389

Japan 11.8%
Activia Properties, Inc., REIT	3,613	16,010,329
Daiwa House Industry Co. Ltd.	414,327	15,148,320
GLP J-REIT	12,235	13,152,209
Hulic Co. Ltd.	1,635,993	17,603,996
Invincible Investment Corp., REIT	47,085	21,018,372
Japan Hotel REIT Investment Corp.	14,238	10,772,652
Japan Real Estate Investment Corp., REIT	3,298	17,086,481
Kenedix Retail REIT Corp.	8,992	19,032,982
LaSalle Logiport, REIT	14,906	15,306,007
Mitsubishi Estate Co. Ltd.	1,022,996	18,692,746
Mitsui Fudosan Co. Ltd.	1,867,184	47,828,754
Nippon Building Fund, Inc., REIT	1,935	10,872,947
Sumitomo Realty & Development Co. Ltd.	1,420,142	56,412,610

		278,938,405

Netherlands 0.3%
Eurocommercial Properties NV	185,850	7,789,214

Singapore 2.4%
Cache Logistics Trust, REIT	10,093,906	6,351,115
CapitaLand Ltd.	2,644,915	7,458,261
Keppel REIT	19,613,255	18,310,571
Suntec Real Estate Investment Trust, REIT	16,722,754	24,580,897

		56,700,844

Sweden 1.9%
Atrium Ljungberg AB (Class B Stock)	466,022	7,370,219
Cibus Nordic Real Estate AB*	599,705	7,010,193
Fabege AB	1,042,266	12,000,580
Hufvudstaden AB (Class A Stock)	738,664	10,840,540
Kungsleden AB	1,172,777	8,317,008

		45,538,540

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Switzerland 0.5%
PSP Swiss Property AG	137,854	$12,880,659

United Kingdom 5.6%
Big Yellow Group PLC, REIT	1,131,036	14,310,544
British Land Co. PLC (The), REIT	1,400,446	12,933,078
Derwent London PLC, REIT	122,903	5,390,513
Empiric Student Property PLC, REIT	6,575,723	7,719,017
Hammerson PLC, REIT	1,728,740	13,032,011
Land Securities Group PLC, REIT	1,387,585	18,836,851
NewRiver REIT PLC	2,043,232	8,162,315
Segro PLC, REIT	2,003,876	17,782,030
Shaftesbury PLC, REIT	956,832	13,313,194
Tritax Big Box PLC, REIT	6,785,060	13,982,649
Warehouse REIT PLC	4,646,600	6,406,042

		131,868,244

United States 51.3%
Alexandria Real Estate Equities, Inc., REIT	166,728	20,769,307
American Assets Trust, Inc., REIT	599,944	20,140,120
American Campus Communities, Inc., REIT	341,566	13,358,646
American Homes 4 Rent, REIT (Class A Stock)	1,098,965	22,199,093
Americold Realty Trust, REIT	784,105	16,160,404
AvalonBay Communities, Inc., REIT	397,876	64,853,788
Brandywine Realty Trust, REIT	931,590	15,007,915
Camden Property Trust, REIT	434,616	37,116,206
Columbia Property Trust, Inc., REIT	855,063	18,264,146
Community Healthcare Trust, Inc., REIT	819,979	20,909,465
CoreSite Realty Corp., REIT	124,178	12,926,930
Crown Castle International Corp., REIT	159,403	16,078,981
DiamondRock Hospitality Co., REIT	3,107,664	34,339,687
Digital Realty Trust, Inc., REIT	221,992	23,462,334
Duke Realty Corp., REIT	1,394,298	37,785,476
Education Realty Trust, Inc., REIT	663,086	21,822,160
Empire State Realty Trust, Inc., REIT (Class A Stock)	1,191,099	20,748,945
Equity LifeStyle Properties, Inc., REIT	510,725	45,536,241
Equity Residential, REIT	744,531	45,945,008
Extra Space Storage, Inc., REIT	362,638	32,488,738
Federal Realty Investment Trust, REIT	190,610	22,082,168
First Industrial Realty Trust, Inc., REIT	868,724	27,026,004
Forest City Realty Trust, Inc., REIT (Class A Stock)	1,839,982	36,910,039
Four Corners Property Trust, Inc., REIT	1,372,986	31,111,863
Highwoods Properties, Inc., REIT	385,567	16,972,659
Hilton Worldwide Holdings, Inc.	182,274	14,370,482

See Notes to Financial Statements.

PGIM Global Real Estate Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

United States (cont’d.)
Hudson Pacific Properties, Inc., REIT	1,243,863	$40,885,777
Invitation Homes, Inc., REIT	1,000,659	23,155,249
JBG SMITH Properties, REIT	686,890	25,325,634
Kilroy Realty Corp., REIT	328,567	23,548,397
Life Storage, Inc., REIT	268,864	23,778,332
Macerich Co. (The), REIT	616,773	35,538,460
MedEquities Realty Trust, Inc., REIT	1,483,964	15,121,593
Medical Properties Trust, Inc., REIT	383,341	4,899,098
MGM Growth Properties LLC, REIT (Class A Stock)	794,920	22,233,912
Park Hotels & Resorts, Inc., REIT	541,896	15,595,767
ProLogis, Inc., REIT	584,437	37,935,806
Public Storage, REIT	32,873	6,633,114
Realty Income Corp., REIT	148,284	7,489,825
Regency Centers Corp., REIT	195,635	11,513,120
Rexford Industrial Realty, Inc., REIT	1,019,767	31,153,882
Sabra Health Care REIT, Inc., REIT	1,132,072	20,728,238
Simon Property Group, Inc., REIT	338,030	52,847,610
STAG Industrial, Inc., REIT	1,179,830	28,988,423
Sunstone Hotel Investors, Inc., REIT	1,723,991	26,894,260
Welltower, Inc., REIT	1,332,815	71,225,634

		1,213,878,936

TOTAL LONG-TERM INVESTMENTS (cost $2,048,312,011)		2,379,968,595

SHORT-TERM INVESTMENT 0.0%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $2,922)(w)	2,923	2,923

TOTAL INVESTMENTS 100.5% (cost $2,048,314,933)		2,379,971,518
Liabilities in excess of other assets (0.5)%		(12,239,164)

NET ASSETS 100.0%		$2,367,732,354

See Notes to Financial Statements.

14

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

UTS—Unit Trust Security

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$138,476,615	$—
Canada	52,395,302	—	—
France	—	89,886,975	—
Germany	—	116,136,350	—
Hong Kong	—	197,646,122	—
Ireland	—	37,832,389	—
Japan	—	278,938,405	—
Netherlands	—	7,789,214	—
Singapore	—	56,700,844	—
Sweden	7,010,193	38,528,347	—
Switzerland	—	12,880,659	—
United Kingdom	—	131,868,244	—
United States	1,213,878,936	—	—
Affiliated Mutual Fund	2,923	—	—

Total	$1,273,287,354	$1,106,684,164	$—

See Notes to Financial Statements.

PGIM Global Real Estate Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

Retail REITs	15.0%
Residential REITs	13.0
Industrial REITs	12.4
Office REITs	11.6
Real Estate Operating Companies	10.5
Diversified Real Estate Activities	10.3
Diversified REITs	8.0
Specialized REITs	6.9
Health Care REITs	5.6
Hotel & Resort REITs	5.5%
Hotels, Resorts & Cruise Lines	0.6
Health Care Facilities	0.6
Real Estate Development	0.5
Affiliated Mutual Fund	0.0 *

100.5
Liabilities in excess of other assets	(0.5)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

16

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value:
Unaffiliated investments (cost $2,048,312,011)	$2,379,968,595
Affiliated investments (cost $2,922)	2,923
Cash	507
Foreign currency, at value (cost $1,025,932)	1,025,932
Receivable for Fund shares sold	34,289,495
Receivable for investments sold	32,692,328
Dividends receivable	3,974,014
Tax reclaim receivable	3,127,816
Prepaid expenses	8,236

Total assets	2,455,089,846

Liabilities
Payable for Fund shares reacquired	40,278,826
Loan payable	29,438,000
Payable for investments purchased	15,178,891
Management fee payable	1,475,084
Accrued expenses and other liabilities	819,474
Distribution fee payable	138,895
Affiliated transfer agent fee payable	28,315
Shareholder service fee payable	7

Total liabilities	87,357,492

Net Assets	$2,367,732,354

Net assets were comprised of:
Shares of beneficial interest, at par	$101,283
Paid-in capital in excess of par	2,139,748,679

2,139,849,962
Distributions in excess of net investment income	(72,441,721)
Accumulated net realized loss on investment and foreign currency transactions	(31,437,232)
Net unrealized appreciation on investments and foreign currencies	331,761,345

Net assets, April 30, 2018	$2,367,732,354

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share, ($224,307,854 ÷ 9,625,259 shares of beneficial interest issued and outstanding)	$23.30
Maximum sales charge (5.50% of offering price)	1.36

Maximum offering price to public	$24.66

Class B
Net asset value, offering price and redemption price per share,
($6,992,618 ÷ 306,662 shares of beneficial interest issued and outstanding)	$22.80

Class C
Net asset value, offering price and redemption price per share,
($80,607,113 ÷ 3,535,113 shares of beneficial interest issued and outstanding)	$22.80

Class R
Net asset value, offering price and redemption price per share,
($23,337,303 ÷ 1,004,182 shares of beneficial interest issued and outstanding)	$23.24

Class Z
Net asset value, offering price and redemption price per share,
($1,131,582,004 ÷ 48,326,510 shares of beneficial interest issued and outstanding)	$23.42

Class R2
Net asset value, offering price and redemption price per share,
($9,752 ÷ 417 shares of beneficial interest issued and outstanding)	$23.41

Class R4
Net asset value, offering price and redemption price per share,
($9,760 ÷ 417 shares of beneficial interest issued and outstanding)	$23.41

Class R6
Net asset value, offering price and redemption price per share,
($900,885,950 ÷ 38,484,189 shares of beneficial interest issued and outstanding)	$23.41

See Notes to Financial Statements.

PGIM Global Real Estate Fund	19

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $2,259,782)	$41,783,667
Affiliated dividend income	78,620
Income from securities lending, net (including affiliated income of $870)	893

Total income	41,863,180

Expenses
Management fee	9,497,895
Distribution fee(a)	971,839
Shareholder servicing fee(a)	8
Transfer agent’s fees and expenses (including affiliated expense of $119,110)(a)	1,732,040
Custodian and accounting fees	244,042
Shareholders’ reports	115,282
Registration fees(a)	84,377
Trustees’ fees	29,061
Legal fees and expenses	16,605
Audit fee	14,323
Miscellaneous	169,831

Total expenses	12,875,303
Less: Fee waiver and/or expense reimbursement(a)	(12,945)
Distribution fee waiver(a)	(33,162)

Net expenses	12,829,196

Net investment income (loss)	29,033,984

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $16)	14,770,489
Foreign currency transactions	121,188

14,891,677

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1)	(21,861,588)
Foreign currencies	62,440

(21,799,148)

Net gain (loss) on investment and foreign currency transactions	(6,907,471)

Net Increase (Decrease) In Net Assets Resulting From Operations	$22,126,513

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	387,002	39,694	445,648	99,487	—	8	—	—
Shareholder servicing fee	—	—	—	—	—	4	4	—
Transfer agent’s fees and expenses	472,475	8,904	56,076	43,750	1,138,361	36	36	12,402
Registration fees	13,584	7,534	7,906	7,554	25,898	6,442	6,442	9,017
Fee waiver and/or expense reimbursement	—	—	—	—	—	(6,473)	(6,472)	—
Distribution fee waiver	—	—	—	(33,162)	—	—	—	—

See Notes to Financial Statements.

20

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,033,984	$45,496,702
Net realized gain (loss) on investment and foreign currency transactions	14,891,677	45,654,218
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(21,799,148)	96,829,259

Net increase (decrease) in net assets resulting from operations	22,126,513	187,980,179

Dividends and Distributions
Dividends from net investment income
Class A	(5,946,353)	(10,495,074)
Class B	(156,945)	(217,806)
Class C	(1,881,441)	(2,515,967)
Class R	(672,221)	(687,075)
Class Z	(32,000,424)	(50,235,254)
Class R2	(40)	—
Class R4	(46)	—
Class R6	(21,904,672)	(15,332,173)

	(62,562,142)	(79,483,349)

Distributions from net realized gains
Class A	(4,787,329)	(6,138,990)
Class B	(147,363)	(144,734)
Class C	(1,668,668)	(1,701,693)
Class R	(577,025)	(337,025)
Class Z	(23,546,603)	(24,918,253)
Class R2	—	—
Class R4	—	—
Class R6	(14,910,582)	(5,036,979)

	(45,637,570)	(38,277,674)

Fund share transactions
Net proceeds from shares sold	423,528,801	679,809,441
Net asset value of shares issued in reinvestment of dividends and distributions	82,153,291	83,146,290
Cost of shares reacquired	(695,870,212)	(1,425,153,505)

Net increase (decrease) in net assets from Fund share transactions	(190,188,120)	(662,197,774)

Total increase (decrease)	(276,261,319)	(591,978,618)

Net Assets:
Beginning of period	2,643,993,673	3,235,972,291

End of period(a)	$2,367,732,354	$2,643,993,673

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(72,441,721)	$(38,913,563)

See Notes to Financial Statements.

PGIM Global Real Estate Fund	21

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on October 24, 1997. The Trust currently consists of the following five series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni High Income Fund, each of which are diversified funds and PGIM Global Real Estate Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Global Real Estate Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is capital appreciation and income.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

22

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the

PGIM Global Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in

24

foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned

PGIM Global Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Concentration of Risk for REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

26

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the

PGIM Global Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Real Estate unit. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.75% up to and including $5 billion, 0.74% on the next $5 billion and 0.73% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any fee waivers and/or expense reimbursements, was 0.75% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 29, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual Fund operating expenses to exceed 1.30% of average daily net assets for Class R2 shares or 1.05% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.75% for the six months ended April 30, 2018.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

28

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 28, 2019 to limit such fees to 0.50% of the average daily net assets of Class R shares.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PIMS has advised the Fund that it has received $27,970 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2018, it received $3,898 and $2,315 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments.

PGIM Global Real Estate Fund	29

Notes to Financial Statements (unaudited) (continued)

For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $495 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018, were $717,582,249 and $966,207,849, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$160,160	$1,224,850,092	$1,225,010,252	$—	$—	$—	—	$78,620
PGIM Institutional Money Market Fund	3,821,572	19,974,080	23,792,746	1	16	2,923	2,923	23

	$3,981,732	$1,244,824,172	$1,248,802,998	$1	$16	$2,923		$78,643

*	The Funds did not have any capital gain distributions during the period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$2,158,078,921

Gross Unrealized Appreciation	384,230,579
Gross Unrealized Depreciation	(162,337,982)

Net Unrealized Appreciation	$221,892,597

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

30

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6.

As of April 30, 2018, Prudential, through its affiliate entities, owned 417 Class R2 shares, 417 Class R4 shares and 2,626,934 Class R6 shares of the Fund. At reporting period end, six shareholders of record held 54% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

PGIM Global Real Estate Fund	31

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	714,686	$16,878,219
Shares issued in reinvestment of dividends and distributions	373,585	8,935,499
Shares reacquired	(3,018,108)	(70,601,293)

Net increase (decrease) in shares outstanding before conversion	(1,929,837)	(44,787,575)
Shares issued upon conversion from other share class(es)	124,267	2,933,998
Shares reacquired upon conversion into other share class(es)	(334,945)	(7,870,546)

Net increase (decrease) in shares outstanding	(2,140,515)	$(49,724,123)

Year ended October 31, 2017:
Shares sold	2,806,682	$64,823,571
Shares issued in reinvestment of dividends and distributions	628,406	14,337,585
Shares reacquired	(8,253,259)	(192,084,664)

Net increase (decrease) in shares outstanding before conversion	(4,818,171)	(112,923,508)
Shares issued upon conversion from other share class(es)	220,784	5,161,111
Shares reacquired upon conversion into other share class(es)	(5,866,588)	(134,828,220)

Net increase (decrease) in shares outstanding	(10,463,975)	$(242,590,617)

Class B
Six months ended April 30, 2018:
Shares sold	2,321	$54,251
Shares issued in reinvestment of dividends and distributions	11,017	258,425
Shares reacquired	(41,490)	(951,356)

Net increase (decrease) in shares outstanding before conversion	(28,152)	(638,680)
Shares reacquired upon conversion into other share class(es)	(40,717)	(946,194)

Net increase (decrease) in shares outstanding	(68,869)	$(1,584,874)

Year ended October 31, 2017:
Shares sold	4,179	$94,577
Shares issued in reinvestment of dividends and distributions	13,426	300,424
Shares reacquired	(127,106)	(2,896,549)

Net increase (decrease) in shares outstanding before conversion	(109,501)	(2,501,548)
Shares reacquired upon conversion into other share class(es)	(36,355)	(832,817)

Net increase (decrease) in shares outstanding	(145,856)	$(3,334,365)

32

Class C	Shares	Amount
Six months ended April 30, 2018:
Shares sold	78,031	$1,811,393
Shares issued in reinvestment of dividends and distributions	128,998	3,022,301
Shares reacquired	(630,374)	(14,443,412)

Net increase (decrease) in shares outstanding before conversion	(423,345)	(9,609,718)
Shares reacquired upon conversion into other share class(es)	(138,477)	(3,172,649)

Net increase (decrease) in shares outstanding	(561,822)	$(12,782,367)

Year ended October 31, 2017:
Shares sold	331,530	$7,492,520
Shares issued in reinvestment of dividends and distributions	154,307	3,450,323
Shares reacquired	(1,957,252)	(44,582,968)

Net increase (decrease) in shares outstanding before conversion	(1,471,415)	(33,640,125)
Shares reacquired upon conversion into other share class(es)	(646,876)	(14,814,192)

Net increase (decrease) in shares outstanding	(2,118,291)	$(48,454,317)

Class R
Six months ended April 30, 2018:
Shares sold	106,052	$2,514,123
Shares issued in reinvestment of dividends and distributions	48,519	1,158,736
Shares reacquired	(539,496)	(12,791,164)

Net increase (decrease) in shares outstanding	(384,925)	$(9,118,305)

Year ended October 31, 2017:
Shares sold	653,688	$14,904,783
Shares issued in reinvestment of dividends and distributions	40,447	926,604
Shares reacquired	(527,382)	(12,274,051)

Net increase (decrease) in shares outstanding before conversion	166,753	$3,557,336
Shares reacquired upon conversion into other share class(es)	(4,157)	(94,772)

Net increase (decrease) in shares outstanding	162,596	$3,462,564

Class Z
Six months ended April 30, 2018:
Shares sold	4,904,016	$116,393,465
Shares issued in reinvestment of dividends and distributions	1,732,121	41,559,422
Shares reacquired	(19,459,242)	(462,711,606)

Net increase (decrease) in shares outstanding before conversion	(12,823,105)	(304,758,719)
Shares issued upon conversion from other share class(es)	448,031	10,574,844
Shares reacquired upon conversion into other share class(es)	(257,638)	(6,173,292)

Net increase (decrease) in shares outstanding	(12,632,712)	$(300,357,167)

Year ended October 31, 2017:
Shares sold	13,457,434	$313,667,275
Shares issued in reinvestment of dividends and distributions	2,103,651	48,467,580
Shares reacquired	(45,132,716)	(1,054,854,072)

Net increase (decrease) in shares outstanding before conversion	(29,571,631)	(692,719,217)
Shares issued upon conversion from other share class(es)	6,392,792	147,807,288
Shares reacquired upon conversion into other share class(es)	(5,569,313)	(129,151,698)

Net increase (decrease) in shares outstanding	(28,748,152)	$(674,063,627)

PGIM Global Real Estate Fund	33

Notes to Financial Statements (unaudited) (continued)

Class R2	Shares	Amount
Period ended April 30, 2018*:
Shares sold	415	$10,000
Shares issued in reinvestment of dividends and distributions	2	40

Net increase (decrease) in shares outstanding	417	$10,040

Class R4
Period ended April 30, 2018*:
Shares sold	415	$10,000
Shares issued in reinvestment of dividends and distributions	2	46

Net increase (decrease) in shares outstanding	417	$10,046

Class R6
Six months ended April 30, 2018:
Shares sold	11,903,110	$285,857,350
Shares issued in reinvestment of dividends and distributions	1,138,081	27,218,822
Shares reacquired	(5,726,178)	(134,371,381)

Net increase (decrease) in shares outstanding before conversion	7,315,013	178,704,791
Shares issued upon conversion from other share class(es)	196,165	4,714,992
Shares reacquired upon conversion into other share class(es)	(2,503)	(61,153)

Net increase (decrease) in shares outstanding	7,508,675	$183,358,630

Year ended October 31, 2017:
Shares sold	11,833,013	$278,826,715
Shares issued in reinvestment of dividends and distributions	674,222	15,663,774
Shares reacquired	(5,037,654)	(118,461,201)

Net increase (decrease) in shares outstanding before conversion	7,469,581	176,029,288
Shares issued upon conversion from other share class(es)	5,474,182	126,954,347
Shares reacquired upon conversion into other share class(es)	(8,358)	(201,047)

Net increase (decrease) in shares outstanding	12,935,405	$302,782,588

*	Commencement of offering was December 27, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

34

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2018. The average daily balance for the 53 days that the Fund had loans outstanding during the period was $6,004,774, borrowed at a weighted average interest rate of 2.93%. The maximum loan balance outstanding during the period was $29,438,000. At April 30, 2018, the Fund had an outstanding loan balance of $29,438,000.

PGIM Global Real Estate Fund	35

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,		Seven Months Ended October 31,		Year Ended March 31,
	2018		2017	2016	2015(f)		2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$24.07		$23.41	$24.36	$25.36		$22.59	$22.84	$19.79
Income (loss) from investment operations
Net investment income (loss)	0.22		0.31	0.44	0.17		0.36	0.33	0.33
Net realized and unrealized gain (loss) on investment transactions	(0.03)		1.21	(0.59)	(0.87)		3.06	(0.15)	3.39
Total from investment operations	0.19		1.52	(0.15)	(0.70)		3.42	0.18	3.72
Less Dividends and Distributions:
Dividends from net investment income	(0.54)		(0.57)	(0.45)	(0.30)		(0.65)	(0.43)	(0.67)
Distributions from net realized gains	(0.42)		(0.29)	(0.35)	-		-	-	-
Total dividends and distributions	(0.96)		(0.86)	(0.80)	(0.30)		(0.65)	(0.43)	(0.67)
Net asset value, end of period	$23.30		$24.07	$23.41	$24.36		$25.36	$22.59	$22.84
Total Return(a):	0.69%		6.72%	(0.67)%	(2.77)%		15.26%	0.92%	19.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$224,308		$283,167	$520,316	$576,898		$990,774	$926,156	$679,524
Average net assets (000)	$260,140		$376,991	$546,171	$762,679		$982,032	$806,577	$470,031
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.47%	(d)	1.27%	1.24%	1.27%	(d)	1.27%	1.26%	1.27%
Expenses before waivers and/or expense reimbursement	1.47%	(d)	1.27%	1.24%	1.27%	(d)	1.27%	1.26%	1.27%
Net investment income (loss)	1.87%	(d)	1.33%	1.84%	1.17%	(d)	1.47%	1.47%	1.59%
Portfolio turnover(g)	28%	(e)	66%	80%	48%	(e)	53%	32%	20%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,		Seven Months Ended October 31,		Year Ended March 31,
	2018		2017	2016	2015(f)		2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$23.57		$22.99	$23.93	$24.93		$22.24	$22.61	$19.62
Income (loss) from investment operations
Net investment income (loss)	0.13		0.15	0.27	0.07		0.18	0.18	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.02)		1.17	(0.58)	(0.87)		3.01	(0.16)	3.36
Total from investment operations	0.11		1.32	(0.31)	(0.80)		3.19	0.02	3.55
Less Dividends and Distributions:
Dividends from net investment income	(0.46)		(0.45)	(0.28)	(0.20)		(0.50)	(0.39)	(0.56)
Distributions from net realized gains	(0.42)		(0.29)	(0.35)	-		-	-	-
Total dividends and distributions	(0.88)		(0.74)	(0.63)	(0.20)		(0.50)	(0.39)	(0.56)
Net asset value, end of period	$22.80		$23.57	$22.99	$23.93		$24.93	$22.24	$22.61
Total Return(a):	0.36%		5.94%	(1.32)%	(3.20)%		14.44%	0.24%	18.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,993		$8,853	$11,984	$14,981		$17,233	$16,866	$16,721
Average net assets (000)	$8,005		$10,174	$13,626	$15,836		$17,517	$17,712	$13,595
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.21%	(d)	1.97%	1.94%	1.97%	(d)	1.97%	1.96%	1.97%
Expenses before waivers and/or expense reimbursement	2.21%	(d)	1.97%	1.94%	1.97%	(d)	1.97%	1.96%	1.97%
Net investment income (loss)	1.15%	(d)	0.66%	1.15%	0.52%	(d)	0.77%	0.80%	0.94%
Portfolio turnover(g)	28%	(e)	66%	80%	48%	(e)	53%	32%	20%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	37

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,		Seven Months Ended October 31,		Year Ended March 31,
	2018		2017	2016	2015(f)		2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$23.57		$22.98	$23.93	$24.92		$22.23	$22.61	$19.62
Income (loss) from investment operations
Net investment income (loss)	0.16		0.15	0.27	0.07		0.18	0.17	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.03)		1.18	(0.59)	(0.86)		3.01	(0.16)	3.36
Total from investment operations	0.13		1.33	(0.32)	(0.79)		3.19	0.01	3.55
Less Dividends and Distributions:
Dividends from net investment income	(0.48)		(0.45)	(0.28)	(0.20)		(0.50)	(0.39)	(0.56)
Distributions from net realized gains	(0.42)		(0.29)	(0.35)	-		-	-	-
Total dividends and distributions	(0.90)		(0.74)	(0.63)	(0.20)		(0.50)	(0.39)	(0.56)
Net asset value, end of period	$22.80		$23.57	$22.98	$23.93		$24.92	$22.23	$22.61
Total Return(a):	0.47%		5.99%	(1.36)%	(3.16)%		14.45%	0.19%	18.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$80,607		$96,562	$142,836	$175,965		$191,917	$151,751	$128,517
Average net assets (000)	$89,868		$116,225	$161,785	$181,798		$178,177	$146,043	$99,523
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.94%	(d)	1.97%	1.94%	1.97%	(d)	1.97%	1.96%	1.97%
Expenses before waivers and/or expense reimbursement	1.94%	(d)	1.97%	1.94%	1.97%	(d)	1.97%	1.96%	1.97%
Net investment income (loss)	1.40%	(d)	0.67%	1.15%	0.52%	(d)	0.75%	0.79%	0.92%
Portfolio turnover(g)	28%	(e)	66%	80%	48%	(e)	53%	32%	20%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,		Seven Months Ended October 31,		Year Ended March 31,
	2018		2017	2016	2015(f)		2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$24.01		$23.36	$24.30	$25.31		$22.55	$22.82	$19.77
Income (loss) from investment operations
Net investment income (loss)	0.21		0.27	0.38	0.14		0.30	0.29	0.29
Net realized and unrealized gain (loss) on investment transactions	(0.05)		1.21	(0.57)	(0.88)		3.06	(0.16)	3.39
Total from investment operations	0.16		1.48	(0.19)	(0.74)		3.36	0.13	3.68
Less Dividends and Distributions:
Dividends from net investment income	(0.51)		(0.54)	(0.40)	(0.27)		(0.60)	(0.40)	(0.63)
Distributions from net realized gains	(0.42)		(0.29)	(0.35)	-		-	-	-
Total dividends and distributions	(0.93)		(0.83)	(0.75)	(0.27)		(0.60)	(0.40)	(0.63)
Net asset value, end of period	$23.24		$24.01	$23.36	$24.30		$25.31	$22.55	$22.82
Total Return(a):	0.59%		6.52%	(0.83)%	(2.92)%		15.03%	0.72%	18.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,337		$33,346	$28,647	$24,507		$24,002	$14,014	$13,078
Average net assets (000)	$26,750		$33,336	$26,820	$23,797		$19,001	$14,324	$8,527
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.68%	(d)	1.47%	1.44%	1.47%	(d)	1.47%	1.46%	1.47%
Expenses before waivers and/or expense reimbursement	1.93%	(d)	1.72%	1.69%	1.72%	(d)	1.72%	1.71%	1.72%
Net investment income (loss)	1.83%	(d)	1.15%	1.59%	1.01%	(d)	1.22%	1.31%	1.36%
Portfolio turnover(g)	28%	(e)	66%	80%	48%	(e)	53%	32%	20%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	39

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		Seven Months Ended October 31,		Year Ended March 31,
	2018		2017	2016	2015(f)		2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$24.17		$23.50	$24.45	$25.46		$22.69	$22.93	$19.85
Income (loss) from investment operations
Net investment income (loss)	0.29		0.39	0.51	0.22		0.43	0.39	0.39
Net realized and unrealized gain (loss) on investment transactions	(0.03)		1.21	(0.59)	(0.89)		3.07	(0.15)	3.42
Total from investment operations	0.26		1.60	(0.08)	(0.67)		3.50	0.24	3.81
Less Dividends and Distributions:
Dividends from net investment income	(0.59)		(0.64)	(0.52)	(0.34)		(0.73)	(0.48)	(0.73)
Distributions from net realized gains	(0.42)		(0.29)	(0.35)	-		-	-	-
Total dividends and distributions	(1.01)		(0.93)	(0.87)	(0.34)		(0.73)	(0.48)	(0.73)
Net asset value, end of period	$23.42		$24.17	$23.50	$24.45		$25.46	$22.69	$22.93
Total Return(a):	0.99%		7.05%	(0.37)%	(2.62)%		15.60%	1.22%	19.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,131,582		$1,473,514	$2,108,092	$2,370,204		$2,573,401	$1,967,200	$1,114,469
Average net assets (000)	$1,289,048		$1,747,768	$2,247,294	$2,429,133		$2,316,203	$1,626,256	$723,880
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.98%	(d)	0.97%	0.94%	0.97%	(d)	0.97%	0.96%	0.97%
Expenses before waivers and/or expense reimbursement	0.98%	(d)	0.97%	0.94%	0.97%	(d)	0.97%	0.96%	0.97%
Net investment income (loss)	2.43%	(d)	1.65%	2.13%	1.52%	(d)	1.75%	1.75%	1.86%
Portfolio turnover(g)	28%	(e)	66%	80%	48%	(e)	53%	32%	20%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class R2 Shares
	December 27, 2017(d) through April 30, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.10
Income (loss) from investment operations:
Net investment income	0.05
Net realized and unrealized gain (loss) on investments transactions	(0.64)
Total from investment operations	(0.59)
Less Dividends:
Dividends from net investment income	(0.10)
Net asset value, end of period	$23.41
Total Return(b):	(2.46)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.30%	(e)
Expense before waivers and/or expense reimbursement	198.59%	(e)
Net investment income (loss)	0.61%	(e)
Portfolio turnover(g)	28%	(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of offering.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	41

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 27, 2017(d) through April 30, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.10
Income (loss) from investment operations:
Net investment income	0.07
Net realized and unrealized gain (loss) on investments transactions	(0.65)
Total from investment operations	(0.58)
Less Dividends:
Dividends from net investment income	(0.11)
Net asset value, end of period	$23.41
Total Return(b):	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.05%	(e)
Expense before waivers and/or expense reimbursement	198.25%	(e)
Net investment income (loss)	0.86%	(e)
Portfolio turnover(g)	28%	(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of offering.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,		Seven Months Ended October 31,		Year Ended March 31,	August 23, 2013(d) through March 31,
	2018		2017	2016	2015(g)		2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$24.17		$23.51	$24.45	$25.45		$22.69	$21.46
Income (loss) from investment operations
Net investment income (loss)	0.27		0.43	0.55	0.24		0.46	0.26
Net realized and unrealized gain (loss) on investment transactions	-	(h)	1.20	(0.58)	(0.87)		3.08	1.15
Total from investment operations	0.27		1.63	(0.03)	(0.63)		3.54	1.41
Less Dividends and Distributions:
Dividends from net investment income	(0.61)		(0.68)	(0.56)	(0.37)		(0.78)	(0.18)
Distributions from net realized gains	(0.42)		(0.29)	(0.35)	-		-	-
Total dividends and distributions	(1.03)		(0.97)	(0.91)	(0.37)		(0.78)	(0.18)
Net asset value, end of period	$23.41		$24.17	$23.51	$24.45		$25.45	$22.69
Total Return(a):	1.03%		7.18%	(0.17)%	(2.47)%		15.77%	6.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$900,886		$748,552	$424,097	$304,042		$237,692	$54,236
Average net assets (000)	$879,938		$575,716	$368,820	$279,379		$140,024	$39,266
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80%	(e)	0.80%	0.79%	0.80%	(e)	0.81%	0.83%	(e)
Expenses before waivers and/or expense reimbursement	0.80%	(e)	0.80%	0.79%	0.80%	(e)	0.81%	0.83%	(e)
Net investment income (loss)	2.34%	(e)	1.81%	2.27%	1.68%	(e)	1.84%	1.93%	(e)
Portfolio turnover(i)	28%	(f)	66%	80%	48%	(f)	53%	32%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(h)	Less than $0.005.
(i)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	43

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Global Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL REAL ESTATE FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6*
NASDAQ	PURAX	PURBX	PURCX	PURRX	PURZX	PUREX	PURGX	PGRQX
CUSIP	744336108	744336207	744336306	744336405	744336504	744336678	744336660	744336876

*Formerly known as Class Q shares.

MF182E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2018